UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5928

Smith Barney Small Cap Core Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
        (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

                                  SMITH BARNEY
                            SMALL CAP CORE FUND, INC.

--------------------------------------------------------------------------------

             STYLE PURE SERIES | SEMI-ANNUAL REPORT | JUNE 30, 2003

                [LOGO] Smith Barney
                       Mutual Funds

                Your Serious Money. Professionally Managed.(R)

 Your Serious Money. Professionally Managed.(R) is a registered service mark of
                         Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
            NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

[PHOTO OMITTED]

SANDIP A. BHAGAT
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
SANDIP A. BHAGAT
--------------------------------------------------------------------------------

Sandip A. Bhagat, CFA, has more than 15 years of securities business experience.
Education: BS in Chemical Engineering from the University of Bombay, MS and MBA University of Connecticut.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation by investing principally in the stocks of companies with relatively small market capitalizations representing several industries and sectors.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
January 23, 1990

MANAGEMENT INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
15 Years

[CLIP ART] Style Pure Series

Semi-Annual Report o June 30, 2003

SMITH BARNEY
SMALL CAP CORE FUND, INC.

What's Inside

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    2

Statement of Assets and Liabilities .......................................   13

Statement of Operations ...................................................   14

Statements of Changes in Net Assets .......................................   15

Notes to Financial Statements .............................................   16

Financial Highlights ......................................................   20

[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer


Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 23, 2003


1   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                                June 30, 2003
================================================================================

  SHARES                                        SECURITY                                               VALUE
================================================================================================================
COMMON STOCK -- 94.9%
Aerospace and Defense -- 1.0%
     20,423    Curtiss-Wright Corp. (a)                                                             $  1,290,734
     19,261    Ducommun Inc. (b)                                                                         271,580
     32,144    Engineered Support Systems, Inc.                                                        1,345,226
     10,565    Herley Industries, Inc. (a)(b)                                                            179,394
     20,496    Moog Inc., Class A Shares (b)                                                             712,236
----------------------------------------------------------------------------------------------------------------
                                                                                                       3,799,170
----------------------------------------------------------------------------------------------------------------
Air Freight and Couriers -- 0.4%
     78,640    Airborne, Inc.                                                                          1,643,576
----------------------------------------------------------------------------------------------------------------
Airlines -- 0.4%
    108,770    ExpressJet Holdings, Inc. (b)                                                           1,642,427
----------------------------------------------------------------------------------------------------------------
Automotive -- 0.3%
     21,392    Dura Automotive Systems, Inc. (b)                                                         209,856
      9,248    Superior Industries International, Inc.                                                   385,642
    121,517    Tower Automotive, Inc. (b)                                                                444,752
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,040,250
----------------------------------------------------------------------------------------------------------------
Automobiles -- 0.2%
     22,109    Winnebago Industries, Inc. (a)                                                            837,931
----------------------------------------------------------------------------------------------------------------
Banking -- 9.2%
     19,232    Alabama National BanCorp.                                                                 932,367
     64,326    Anchor BanCorp Wisconsin, Inc.                                                          1,536,748
     15,493    Bank Mutual Corp. (a)                                                                     503,523
      5,715    Capital City Bank Group, Inc. (a)                                                         206,883
     38,916    Cathay Bancorp, Inc. (a)                                                                1,734,875
     12,929    Central Pacific Financial Corp.                                                           358,133
     10,729    Commercial Federal Corp.                                                                  227,455
     35,515    Community Bank System, Inc. (a)                                                         1,349,570
     23,987    Connecticut Bancshares, Inc.                                                              941,490
     20,525    East West Bancorp, Inc.                                                                   741,774
     35,927    First BanCorp. of Puerto Rico                                                             986,196
     37,926    First Charter Corp. (a)                                                                   659,912
      6,321    First Community Bancshares, Inc.                                                          223,131
     21,544    First Federal Capital Corp.                                                               427,648
     14,133    First Financial Holdings, Inc.                                                            382,156
     20,152    First Merchants Corp. (a)                                                                 489,895
     40,941    First Niagara Financial Group, Inc.                                                       571,536
     10,000    FIRSTFED AMERICA BANCORP, Inc.                                                            345,000
      8,535    FirstFed Financial Corp. (b)                                                              301,200
     17,290    Flagstar Bancorp, Inc. (a)                                                                422,740
     18,434    Flushing Financial Corp.                                                                  408,682
     19,939    GBC Bancorp                                                                               765,658
     48,180    Gold Banc Corp., Inc.                                                                     506,372
     27,767    Hawthorne Financial Corp. (b)                                                             962,404
     14,053    Hudson River Bancorp. Inc.                                                                392,360
     14,225    IBERIABANK Corp.                                                                          694,180
     59,322    Independent Bank Corp. of Michigan (a)                                                  1,471,155
     73,307    Local Financial Corp. (b)                                                               1,058,553

                       See Notes to Financial Statements


2   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                                        SECURITY                                           VALUE
================================================================================================================
Banking -- 9.2% (continued)
      5,131    National Penn Bancshares, Inc. (a)                                                   $    144,078
     29,556    NetBank, Inc. (b)                                                                         388,957
     11,247    Partners Trust Financial Group, Inc.                                                      214,593
     14,187    Port Financial Corp.                                                                      764,396
     10,578    Prosperity Bancshares, Inc. (a)                                                           203,626
     38,872    Provident Bankshares Corp.                                                                987,738
    110,980    Republic Bancorp Inc.                                                                   1,489,352
     20,305    S&T Bancorp, Inc.                                                                         556,966
     29,048    Seacoast Banking Corp. of Florida                                                         494,978
     45,068    Seacoast Financial Services Corp.                                                         892,346
     29,445    Silicon Valley Bancshares (a)(b)                                                          701,085
     38,770    The South Financial Group, Inc.                                                           904,504
     22,532    Southwest Bancorp, Inc.                                                                   617,602
     49,611    Southwest Bancorp of Texas, Inc. (b)                                                    1,612,854
     20,263    St. Francis Capital Corp.                                                                 589,045
      9,812    Staten Island Bancorp, Inc.                                                               191,138
     36,786    Sterling Bancshares, Inc.                                                                 481,161
     33,530    Texas Regional Bancshares, Inc., Class A Shares                                         1,163,491
      9,090    U.S.B. Holding Co., Inc.                                                                  161,347
     47,102    UCBH Holdings, Inc.                                                                     1,350,885
      8,094    UMB Financial Corp.                                                                       343,186
     54,032    Umpqua Holdings Corp.                                                                   1,026,068
     29,043    Willow Grove Bancorp, Inc.                                                                492,860
     14,681    Wintrust Financial Corp. (a)                                                              434,558
----------------------------------------------------------------------------------------------------------------
                                                                                                      35,808,410
----------------------------------------------------------------------------------------------------------------
Biotechnology -- 4.6%
    112,851    Abgenix, Inc. (b)                                                                       1,183,807
     63,353    Alexion Pharmaceuticals, Inc. (a)(b)                                                    1,080,169
    107,112    Applera Corp. -- Celera Genomics Group (b)                                              1,105,396
    126,260    Biopure Corp. (b)                                                                         771,449
     43,415    Exact Sciences Corp. (a)(b)                                                               475,828
     63,450    ILEX Oncology, Inc. (b)                                                                 1,231,564
     96,129    Indevus Pharmaceuticals, Inc. (b)                                                         599,845
     54,507    Kos Pharmaceuticals, Inc. (b)                                                           1,279,279
    335,831    La Jolla Pharmaceutical Co. (b)                                                         1,098,167
    108,593    Maxygen Inc. (a)(b)                                                                     1,191,265
     47,701    OSI Pharmaceuticals, Inc. (a)(b)                                                        1,536,449
     18,516    Regeneron Pharmaceuticals, Inc. (a)(b)                                                    291,627
     55,705    Serologicals Corp. (b)                                                                    759,259
     52,843    Techne Corp. (b)                                                                        1,603,257
     47,190    Transkaryotic Therapies, Inc. (b)                                                         544,573
     39,920    United Therapeutics Corp. (b)                                                             869,458
    142,961    Vicuron Pharmaceuticals Inc. (a)(b)                                                     2,027,187
     19,178    Zymogenetics, Inc. (a)(b)                                                                 223,232
----------------------------------------------------------------------------------------------------------------
                                                                                                      17,871,811
----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements


3   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                                        SECURITY                                           VALUE
================================================================================================================
Building Products -- 0.5%
     38,053    ElkCorp (a)                                                                          $    856,192
     49,263    Lennox International Inc.                                                                 634,015
     37,417    Watsco, Inc.                                                                              619,626
----------------------------------------------------------------------------------------------------------------
                                                                                                       2,109,833
----------------------------------------------------------------------------------------------------------------
Chemicals -- 1.3%
     96,489    Crompton Corp. (a)                                                                        680,247
     58,103    Ferro Corp.                                                                             1,309,061
     33,261    Georgia Gulf Corp.                                                                        658,568
     50,670    H.B. Fuller Co.                                                                         1,115,753
     22,536    The Scotts Co., Class A Shares (b)                                                      1,115,532
----------------------------------------------------------------------------------------------------------------
                                                                                                       4,879,161
----------------------------------------------------------------------------------------------------------------
Commercial Services and Supplies -- 2.7%
     62,258    Administaff, Inc. (a)(b)                                                                  641,257
     30,256    Bowne & Co., Inc.                                                                         394,236
     28,571    CCC Information Services Group Inc. (b)                                                   414,279
     48,698    Clark/Bardes, Inc. (b)                                                                    581,941
     92,287    eFunds Corp. (b)                                                                        1,064,069
     48,047    Ennis Business Forms, Inc. (a)                                                            699,084
    143,753    Exult Inc. (a)(b)                                                                       1,231,963
     87,436    FTI Consulting, Inc. (a)(b)                                                             2,183,277
     20,962    Headwaters Inc. (b)                                                                       307,932
     80,794    MemberWorks Inc. (a)(b)                                                                 1,595,682
     93,241    Tetra Tech, Inc. (b)                                                                    1,597,218
----------------------------------------------------------------------------------------------------------------
                                                                                                      10,710,938
----------------------------------------------------------------------------------------------------------------
Communications Equipment -- 1.2%
     41,707    Allen Telecom Inc. (a)(b)                                                                 689,000
    116,872    Computer Network Technology Corp. (b)                                                     946,663
     75,077    Packeteer, Inc. (b)                                                                     1,168,949
    110,424    PC-Tel, Inc. (b)                                                                        1,309,629
     39,525    Stratex Networks, Inc. (b)                                                                126,480
     22,562    Tollgrade Communications, Inc. (b)                                                        420,781
----------------------------------------------------------------------------------------------------------------
                                                                                                       4,661,502
----------------------------------------------------------------------------------------------------------------
Computers and Peripherals -- 1.8%
     34,375    Applied Films Corp. (a)(b)                                                                889,625
     36,268    Avid Technology, Inc. (b)                                                               1,271,919
    211,973    Concurrent Computer Corp. (b)                                                             618,961
     67,064    Electronics for Imaging, Inc. (b)                                                       1,360,729
    144,508    Presstek, Inc. (a)(b)                                                                     900,285
     94,791    Rainbow Technologies, Inc. (b)                                                            797,192
    945,949    StorageNetworks, Inc. (b)                                                               1,314,869
----------------------------------------------------------------------------------------------------------------
                                                                                                       7,153,580
----------------------------------------------------------------------------------------------------------------
Construction and Engineering -- 0.7%
     94,430    Dycom Industries, Inc. (b)                                                              1,539,209
     60,182    Granite Construction Inc.                                                               1,153,087
----------------------------------------------------------------------------------------------------------------
                                                                                                       2,692,296
----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements


4   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                                        SECURITY                                           VALUE
================================================================================================================
Containers and Packaging -- 1.0%
    109,514    Caraustar Industries, Inc.                                                           $    877,207
     60,156    Crown Holdings, Inc.                                                                      429,514
     51,914    Jarden Corp. (a)(b)                                                                     1,436,460
    116,129    Longview Fibre Co.                                                                        952,258
----------------------------------------------------------------------------------------------------------------
                                                                                                       3,695,439
----------------------------------------------------------------------------------------------------------------
Diversified Financials -- 2.2%
     25,854    Cash America International, Inc.                                                          341,790
     63,761    Charter Municipal Mortgage Acceptance Co. (a)                                           1,212,097
    217,328    Friedman, Billings, Ramsey Group, Inc., Class A Shares (b)                              2,912,195
      9,562    Jefferies Group, Inc. (a)                                                                 476,092
    236,957    Metris Cos., Inc.                                                                       1,315,111
     52,071    New Century Financial Corp. (a)                                                         2,272,899
----------------------------------------------------------------------------------------------------------------
                                                                                                       8,530,184
----------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services -- 1.1%
     37,487    Commonwealth Telephone Enterprises, Inc. (b)                                            1,648,303
     93,030    General Communication, Inc., Class A Shares (b)                                           805,640
     58,324    Intrado Inc. (a)(b)                                                                       920,936
    125,732    Time Warner Telecom Inc. (a)(b)                                                           800,913
----------------------------------------------------------------------------------------------------------------
                                                                                                       4,175,792
----------------------------------------------------------------------------------------------------------------
Electric Utilities -- 0.6%
     16,082    CH Energy Group, Inc. (a)                                                                 723,690
     34,768    UIL Holdings Corp. (a)                                                                  1,409,842
----------------------------------------------------------------------------------------------------------------
                                                                                                       2,133,532
----------------------------------------------------------------------------------------------------------------
Electrical Equipment -- 1.3%
     54,619    A.O. Smith Corp.                                                                        1,537,525
    119,463    Acuity Brands, Inc.                                                                     2,170,643
     10,918    The Genlyte Group Inc. (b)                                                                381,802
     19,777    II-VI Inc. (b)                                                                            456,453
     17,100    Tecumseh Products Co., Class A Shares                                                     655,101
----------------------------------------------------------------------------------------------------------------
                                                                                                      5,201,524
----------------------------------------------------------------------------------------------------------------
Electronic Equipment and Instruments -- 1.7%
     93,658    Artesyn Technologies, Inc. (b)                                                            525,421
      6,668    Benchmark Electronics, Inc. (b)                                                           205,108
     49,162    FLIR Systems, Inc. (b)                                                                  1,482,234
     66,954    Newport Corp. (b)                                                                         990,919
     15,599    OSI Systems, Inc. (a)(b)                                                                  250,520
     32,071    Photon Dynamics, Inc. (a)(b)                                                              886,122
     38,498    Planar Systems Inc. (b)                                                                   753,021
     25,410    Sypris Solutions, Inc. (a)                                                                262,485
     32,961    Trimble Navigation Ltd. (b)                                                               755,796
     51,486    X-Rite, Inc.                                                                              510,226
----------------------------------------------------------------------------------------------------------------
                                                                                                       6,621,852
----------------------------------------------------------------------------------------------------------------
Energy Equipment and Services -- 1.4%
     68,696    Oceaneering International, Inc. (b)                                                     1,755,183
     82,673    Offshore Logistics, Inc. (b)                                                            1,798,138
    285,391    Parker Drilling Co. (b)                                                                   830,488
     32,843    SEACOR SMIT Inc. (b)                                                                    1,198,441
----------------------------------------------------------------------------------------------------------------
                                                                                                       5,582,250
----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements


5   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                                        SECURITY                                           VALUE
================================================================================================================
Food and Drug Retailing -- 1.0%
     66,063    Nash Finch Co.                                                                       $  1,099,949
    157,171    Pathmark Stores, Inc. (b)                                                               1,202,358
     56,451    United Natural Foods, Inc. (b)                                                          1,588,531
----------------------------------------------------------------------------------------------------------------
                                                                                                       3,890,838
----------------------------------------------------------------------------------------------------------------
Food Products -- 1.4%
     49,540    Corn Products International, Inc.                                                       1,487,686
     51,592    Delta and Pine Land Co.                                                                 1,133,992
     57,612    Hain Celestial Group, Inc. (b)                                                            921,216
     35,620    International Multifoods Corp. (b)                                                        816,054
     31,178    Ralcorp Holdings, Inc. (b)                                                                778,203
     16,706    Sanderson Farms, Inc.                                                                     469,439
----------------------------------------------------------------------------------------------------------------
                                                                                                       5,606,590
----------------------------------------------------------------------------------------------------------------
Gas Utilities -- 2.0%
     58,246    Atmos Energy Corp.                                                                      1,444,501
     44,791    Energen Corp.                                                                           1,491,540
     65,608    New Jersey Resources Corp.                                                              2,329,084
     31,035    Southern Union Co. (a)(b)                                                                 525,733
     71,083    Southwestern Energy Co. (b)                                                             1,066,956
     23,688    UGI Corp.                                                                                 750,910
     10,837    WGL Holdings Inc. (a)                                                                     289,348
----------------------------------------------------------------------------------------------------------------
                                                                                                       7,898,072
----------------------------------------------------------------------------------------------------------------
Healthcare Equipment and Supplies -- 4.7%
     43,724    Advanced Neuromodulation Systems, Inc. (a)(b)                                           2,263,591
     40,152    ArthroCare Corp. (b)                                                                      672,948
     77,115    Cerus Corp. (b)                                                                           580,676
     27,811    Closure Medical Corp. (b)                                                                 525,072
     68,539    Fisher Scientific International, Inc. (b)                                               2,392,011
     35,417    Hologic, Inc. (b)                                                                         466,796
     21,972    IGEN International, Inc. (a)(b)                                                           689,921
     55,793    Immucor, Inc. (a)(b)                                                                    1,215,729
     31,903    Inverness Medical Innovations, Inc. (b)                                                   615,728
     55,348    Mentor Corp.                                                                            1,072,644
     32,410    Molecular Devices Corp. (b)                                                               515,643
     27,445    Ocular Sciences, Inc. (b)                                                                 544,783
     54,885    SonoSite, Inc. (a)(b)                                                                   1,094,956
     40,050    Sybron Dental Specialties, Inc. (b)                                                       945,180
     17,328    Theragenics Corp. (b)                                                                      74,510
     77,044    Thoratec Corp. (b)                                                                      1,147,956
    125,558    TriPath Imaging, Inc. (a)(b)                                                              857,561
     70,942    VISX, Inc. (b)                                                                          1,230,844
     34,208    Wilson Greatbatch Technologies, Inc. (b)                                                1,234,909
      9,259    Young Innovations, Inc. (b)                                                               263,881
----------------------------------------------------------------------------------------------------------------
                                                                                                      18,405,339
----------------------------------------------------------------------------------------------------------------
Healthcare Providers and Services -- 2.4%
     30,259    The Advisory Board Co. (b)                                                              1,226,095
     25,579    Dynacq International, Inc. (a)(b)                                                         429,727
     50,552    eResearch Technology, Inc. (a)(b)                                                       1,120,232
     76,285    First Horizon Pharmaceutical Corp. (b)                                                    301,326

                       See Notes to Financial Statements


6   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                                        SECURITY                                           VALUE
================================================================================================================
Healthcare Providers and Services -- 2.4% (continued)
     20,869    Genesis Health Ventures, Inc. (b)                                                    $    368,338
     35,786    Odyssey Healthcare, Inc. (b)                                                            1,324,082
     43,597    PDI, Inc. (b)                                                                             442,946
    103,795    Providence Healthcare Co. (b)                                                           1,149,011
     41,117    Select Medical Corp. (b)                                                                1,020,935
     32,389    Sunrise Senior Living, Inc. (a)(b)                                                        724,866
     59,256    United Surgical Partners International, Inc. (b)                                        1,338,593
----------------------------------------------------------------------------------------------------------------
                                                                                                       9,446,151
----------------------------------------------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 2.5%
     11,918    Alliance Gaming Corp. (b)                                                                 225,369
    136,421    Aztar Corp. (b)                                                                         2,197,742
     41,916    Boyd Gaming Corp. (a)(b)                                                                  723,470
     32,811    Choice Hotels International, Inc. (b)                                                     896,068
    137,084    CKE Restaurants, Inc. (b)                                                                 766,300
     87,042    Landry's Restaurants, Inc.                                                              2,054,191
     33,809    Panera Bread Co., Class A Shares (a)(b)                                                 1,352,360
     34,962    Pinnacle Entertainment, Inc.                                                              237,742
     43,318    Ryan's Family Steak Houses, Inc. (b)                                                      606,452
     15,180    Speedway Motorsports, Inc.                                                                406,824
      7,183    Triarc Cos., Inc. (a)(b)                                                                  215,418
----------------------------------------------------------------------------------------------------------------
                                                                                                       9,681,936
----------------------------------------------------------------------------------------------------------------
Household Durables -- 1.4%
      7,441    Beazer Homes USA, Inc. (a)(b)                                                             621,324
     25,167    Department 56, Inc. (b)                                                                   385,810
     19,915    Dominion Homes, Inc. (b)                                                                  474,973
      1,133    Matthews International Corp., Class A Shares                                               28,053
     20,418    Palm Harbor Homes, Inc. (a)(b)                                                            386,717
     20,025    Standard Pacific Corp.                                                                    664,029
     36,932    The Toro Co.                                                                            1,468,047
     65,261    The Yankee Candle Co., Inc. (b)                                                         1,515,360
----------------------------------------------------------------------------------------------------------------
                                                                                                       5,544,313
----------------------------------------------------------------------------------------------------------------
Household Products -- 0.1%
     16,851    The Dial Corp.                                                                            327,752
----------------------------------------------------------------------------------------------------------------
Insurance -- 2.7%
     86,610    American Physicians Capital, Inc. (b)                                                   2,100,293
     23,131    Baldwin & Lyons, Inc. Class B Shares                                                      549,361
      8,096    FBL Financial Group, Inc., Class A Shares                                                 163,134
     54,068    Hilb, Rogal and Hamilton Co.                                                            1,840,475
     63,194    LandAmerica Financial Group, Inc.                                                       3,001,715
     39,527    PMA Capital Corp.                                                                         496,854
     59,833    ProAssurance Corp. (b)                                                                  1,614,893
     24,259    Stewart Information Services Corp. (b)                                                    675,613
----------------------------------------------------------------------------------------------------------------
                                                                                                      10,442,338
----------------------------------------------------------------------------------------------------------------
Internet and Catalog Retail -- 0.3%
     47,989    Coldwater Creek Inc. (b)                                                                  591,704
     33,657    Priceline.com Inc. (b)                                                                    753,580
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,345,284
----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements


7   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                                        SECURITY                                           VALUE
================================================================================================================
Internet Software and Services -- 2.1%
    266,066    Akamai Technologies, Inc. (a)(b)                                                     $  1,293,081
     50,958    Altiris, Inc. (a)(b)                                                                    1,021,708
    156,778    EarthLink, Inc. (b)                                                                     1,236,978
     40,059    j2 Global Communications, Inc. (a)(b)                                                   1,841,913
     64,623    Netegrity, Inc. (b)                                                                       377,398
    137,273    S1 Corp. (b)                                                                              554,583
    150,796    WatchGuard Technologies, Inc. (b)                                                         693,662
     83,922    Websense, Inc. (b)                                                                      1,314,219
----------------------------------------------------------------------------------------------------------------
                                                                                                       8,333,542
----------------------------------------------------------------------------------------------------------------
IT Consulting and Services -- 1.1%
     41,018    Anteon International Corp. (b)                                                          1,144,812
    242,938    Computer Horizons  Corp. (b)                                                            1,102,939
    108,633    Forrester Research, Inc. (b)                                                            1,777,236
      9,187    StarTek, Inc. (b)                                                                         241,618
----------------------------------------------------------------------------------------------------------------
                                                                                                       4,266,605
----------------------------------------------------------------------------------------------------------------
Leisure Equipment and Products -- 0.1%
     25,468    RC2 Corp. (b)                                                                             433,211
----------------------------------------------------------------------------------------------------------------
Machinery -- 4.3%
     22,631    Actuant Corp., Class A Shares (b)                                                       1,070,899
     65,133    Albany International Corp.                                                              1,784,644
     26,904    Briggs & Stratton Corp.                                                                 1,358,652
     38,278    CLARCOR Inc.                                                                            1,475,617
     18,136    CUNO Inc. (b)                                                                             655,072
     37,750    Dionex Corp. (b)                                                                        1,500,562
     46,315    ESCO Technologies Inc. (b)                                                              2,037,860
     76,867    Gardner Denver Inc. (b)                                                                 1,572,699
     35,774    IDEX Corp.                                                                              1,296,450
     50,761    Mueller Industries, Inc. (b)                                                            1,376,131
     27,638    Oshkosh Truck Corp.                                                                     1,639,486
     62,750    Watts Industries, Inc., Class A Shares                                                  1,120,087
----------------------------------------------------------------------------------------------------------------
                                                                                                      16,888,159
----------------------------------------------------------------------------------------------------------------
Marine -- 0.5%
     78,294    Alexander & Baldwin, Inc.                                                               2,077,140
----------------------------------------------------------------------------------------------------------------
Media -- 2.8%
     24,523    4Kids Entertainment, Inc. (a)(b)                                                          456,128
     52,436    Acacia Research (a)(b)                                                                     63,448
     41,341    Acme Communications, Inc. (b)                                                             314,192
     28,277    AMC Entertainment Inc. (b)                                                                323,489
     44,457    Crown Media Holdings, Inc., Class A Shares (a)(b)                                         183,607
     45,574    Journal Register Co. (b)                                                                  824,434
     30,427    Macrovision Corp. (b)                                                                     606,106
    139,487    Mediacom Communications Corp. (b)                                                       1,376,737
     29,105    Pulitzer Inc.                                                                           1,438,369
     50,732    R.H. Donnelley Corp. (a)(b)                                                             1,850,196
     11,824    Saga Communications, Inc., Class A Shares (b)                                             229,977
     83,113    Sinclair Broadcast Group, Inc. (b)                                                        964,942

                       See Notes to Financial Statements


8   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                                        SECURITY                                           VALUE
================================================================================================================
Media -- 2.8% (continued)
    106,362    TiVo Inc. (a)(b)                                                                     $  1,295,489
     35,540    XM Satellite Radio Holdings Inc., Class A Shares (a)(b)                                   392,717
     34,050    Young Broadcasting Inc., Class A Shares (b)                                               719,477
----------------------------------------------------------------------------------------------------------------
                                                                                                      11,039,308
----------------------------------------------------------------------------------------------------------------
Metals and Mining -- 0.6%
    131,936    AK Steel Holding Corp.                                                                    477,608
    114,187    Massey Energy Co.                                                                       1,501,559
      5,779    Schnitzer Steel Industries, Inc. (a)                                                      254,969
----------------------------------------------------------------------------------------------------------------
                                                                                                       2,234,136
----------------------------------------------------------------------------------------------------------------
Multiline Retail -- 0.4%
      9,053    Fred's, Inc. (a)                                                                          336,591
     50,844    Tuesday Morning Corp. (b)                                                               1,337,197
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,673,788
----------------------------------------------------------------------------------------------------------------
Oil and Gas -- 2.5%
     64,439    Cabot Oil & Gas Corp., Class A Shares                                                   1,779,161
     70,891    Frontier Oil Corp.                                                                      1,077,543
     28,225    The Houston Exploration Co. (b)                                                           979,407
     46,715    Patina Oil & Gas Corp.                                                                  1,501,887
     54,201    Plains Exploration & Production Co. (b)                                                   585,913
     54,201    Plains Resources Inc. (b)                                                                 766,944
     82,458    Resource America, Inc., Class A Shares                                                    853,440
     37,960    Stone Energy Corp. (b)                                                                  1,591,283
     46,999    Swift Energy Co. (b)                                                                      516,989
----------------------------------------------------------------------------------------------------------------
                                                                                                       9,652,567
----------------------------------------------------------------------------------------------------------------
Paper and Forest Products -- 0.5%
     69,989    Potlatch Corp. (a)                                                                      1,802,217
----------------------------------------------------------------------------------------------------------------
Pharmaceuticals -- 1.6%
     68,587    Alpharma Inc., Class A Shares                                                           1,481,479
    210,852    ARIAD Pharmaceuticals, Inc. (b)                                                           946,725
     81,858    AtheroGenics, Inc. (b)                                                                  1,222,140
     27,073    NPS Pharmaceuticals, Inc. (a)(b)                                                          658,957
     91,251    Perrigo Co. (b)                                                                         1,427,166
     14,991    Trimeris, Inc. (a)(b)                                                                     684,789
----------------------------------------------------------------------------------------------------------------
                                                                                                       6,421,256
----------------------------------------------------------------------------------------------------------------
Real Estate -- 6.7%
     28,540    Alexandria Real Estate Equities, Inc.                                                   1,284,300
    106,653    Anthracite Capital, Inc.                                                                1,286,235
     38,521    Bedford Property Investors, Inc.                                                        1,093,996
     57,078    Chateau Communities, Inc.                                                               1,688,938
     45,297    Chelsea Property Group, Inc.                                                            1,825,922
     75,581    Commercial Net Lease Realty                                                             1,303,016
     56,635    Corrections Corp. of America (b)                                                        1,434,565
     40,139    Developers Diversified Realty Corp.                                                     1,141,553
    157,532    Equity Inns Inc.                                                                        1,086,971
     39,904    Gables Residential Trust                                                                1,206,298
     96,604    Jones Lang LaSalle Inc. (b)                                                             1,526,343
     42,994    Kilroy Realty Corp.                                                                     1,182,335

                       See Notes to Financial Statements


9   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                                        SECURITY                                           VALUE
================================================================================================================
Real Estate -- 6.7% (continued)
     55,379    LaSalle Hotel Properties                                                             $    818,502
     51,869    Mid-America Apartment Communities, Inc.                                                 1,400,982
     32,276    Mills Corp. (a)                                                                         1,082,860
     57,644    Parkway Properties, Inc.                                                                2,423,930
     55,718    Realty Income Corp.                                                                     2,121,741
     48,925    Summit Properties Inc.                                                                  1,010,301
    116,648    Trammell Crow Co. (a)(b)                                                                1,237,635
----------------------------------------------------------------------------------------------------------------
                                                                                                      26,156,423
----------------------------------------------------------------------------------------------------------------
Road and Rail -- 0.4%
     37,866    P.A.M. Transportation Services, Inc. (b)                                                  951,194
     36,472    RailAmerica, Inc. (b)                                                                     308,188
     15,472    U.S. Xpress Enterprises, Inc. (b)                                                         164,932
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,424,314
----------------------------------------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 4.7%
     34,502    Actel Corp. (a)(b)                                                                        707,291
     92,834    Exar Corp. (b)                                                                          1,469,562
    143,602    GlobespanVirata, Inc. (b)                                                               1,184,716
    110,404    Integrated Silicon Solution, Inc. (b)                                                     766,204
     70,102    Kulicke and Soffa Industries, Inc. (b)                                                    447,952
    113,917    Lattice Semiconductor Corp. (a)(b)                                                        937,537
    166,008    Microsemi Corp. (b)                                                                     2,656,128
     56,831    MKS Instruments, Inc. (a)(b)                                                            1,026,936
     41,385    OmniVision Technologies, Inc. (b)                                                       1,291,212
     29,748    Pixelworks, Inc. (a)(b)                                                                   176,703
    115,505    Rambus Inc. (a)(b)                                                                      1,913,918
    238,548    SIPEX Corp. (b)                                                                         1,168,885
     77,579    Varian Semiconductor Equipment Associates, Inc. (b)                                     2,308,751
    310,315    Vitesse Semiconductor Corp. (b)                                                         1,526,750
     66,711    White Electronic Designs Corp. (b)                                                        706,469
----------------------------------------------------------------------------------------------------------------
                                                                                                      18,289,014
----------------------------------------------------------------------------------------------------------------
Software -- 5.6%
     61,608    ANSYS, Inc. (b)                                                                         1,916,009
     82,674    Ascential Software Corp. (b)                                                            1,359,161
    127,634    Datastream Systems, Inc. (b)                                                            1,351,644
     77,208    Dendrite International, Inc. (b)                                                          994,439
     87,529    Documentum, Inc. (b)                                                                    1,721,695
    105,396    E.piphany, Inc. (b)                                                                       538,574
     56,125    Embarcadero Technologies, Inc. (b)                                                        392,875
     61,173    EPIQ Systems, Inc. (b)                                                                  1,050,340
    117,425    FileNET Corp. (b)                                                                       2,118,347
     53,815    Hyperion Solutions Corp. (b)                                                            1,816,794
     30,777    Kronos Inc. (b)                                                                         1,563,779
    168,767    Micromuse Inc. (b)                                                                      1,348,448
     72,234    Progress Software Corp. (b)                                                             1,497,411
     61,218    RadiSys Corp. (b)                                                                         808,078
    157,135    Roxio, Inc. (b)                                                                         1,051,233
     80,836    SeaChange International, Inc. (b)                                                         771,175
     56,130    Take-Two Interactive Software, Inc. (a)(b)                                              1,590,724
----------------------------------------------------------------------------------------------------------------
                                                                                                      21,890,726
----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements


10   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                                        SECURITY                                           VALUE
================================================================================================================
Specialty Retail -- 5.9%
     61,123    AnnTaylor Stores Corp. (b)                                                           $  1,769,511
     17,043    Burlington Coat Factory Warehouse Corp.                                                   305,070
    271,774    Charming Shoppes, Inc. (a)(b)                                                           1,350,717
     51,711    Christopher & Banks Corp. (b)                                                           1,912,790
    163,723    The Finish Line, Inc. (a)(b)                                                            3,636,288
      9,372    Guitar Center, Inc. (a)(b)                                                                271,788
    116,340    Hollywood Entertainment Corp. (b)                                                       2,001,048
     48,012    Hughes Supply, Inc.                                                                     1,666,016
     48,372    Linens 'n Things, Inc. (b)                                                              1,142,063
     69,423    Pacific Sunwear of California, Inc. (b)                                                 1,672,400
     47,410    Payless ShoeSource, Inc. (b)                                                              592,625
     54,332    The Pep Boys-Manny, Moe & Jack (a)                                                        734,025
     84,232    Sharper Image Corp. (a)(b)                                                              2,297,007
     73,614    TBC Corp. (b)                                                                           1,402,347
     64,281    Urban Outfitters, Inc. (a)(b)                                                           2,307,688
----------------------------------------------------------------------------------------------------------------
                                                                                                      23,061,383
----------------------------------------------------------------------------------------------------------------
Textiles and Apparel -- 1.9%
     34,502    Fossil, Inc. (b)                                                                          812,867
     37,104    Kellwood Co.                                                                            1,173,600
    105,966    Nautica Enterprises, Inc. (b)                                                           1,359,544
    107,134    Steven Madden, Ltd. (b)                                                                 2,339,807
      8,081    UniFirst Corp.                                                                            176,974
    127,496    Wellman, Inc. (a)                                                                       1,427,955
----------------------------------------------------------------------------------------------------------------
                                                                                                       7,290,747
----------------------------------------------------------------------------------------------------------------
Tobacco -- 0.1%
     29,445    Standard Commercial Corp. (a)                                                             500,565
----------------------------------------------------------------------------------------------------------------
Water Utilities -- 0.3%
     32,894    American States Water Co.                                                                 898,006
      4,067    SJW Corp.                                                                                 346,712
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,244,718
----------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.7%
     75,074    Boston Communications Group, Inc. (a)(b)                                                1,286,018
    130,839    Western Wireless Corp., Class A Shares (a)(b)                                           1,508,574
----------------------------------------------------------------------------------------------------------------
                                                                                                       2,794,592
----------------------------------------------------------------------------------------------------------------
               TOTAL COMMON STOCK
               (Cost -- $346,239,916)                                                                370,854,482
----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements


11   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

   FACE
  AMOUNT                                        SECURITY                                               VALUE
================================================================================================================
U.S. TREASURY BILLS -- 0.2%
$   600,000    U.S. Treasury Bills, 0.875% due 9/11/03 (Cost -- $598,950) (c)(d)                    $    599,009
----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.9%
 19,202,000    CIBC World Markets Corp., 1.050% due 7/1/03; Proceeds at maturity -- $19,202,560;
                  (Fully collateralized by U.S. Treasury Notes, 1.625% to 1.750%
                  due 12/31/04 to 1/31/05; Market value -- $19,586,529) (Cost -- $19,202,000)         19,202,000
================================================================================================================
              TOTAL INVESTMENTS -- 100.0%
              (Cost -- $366,040,866*)                                                               $390,655,491
================================================================================================================

(a)   All or a portion of this security is on loan (See Note 6).
(b)   Non-income producing security.
(c) This security is held as collateral for open futures contracts commitments (See Note 5).
(d)   This security is segregated for open futures contracts commitments (See
      Note 5).
*     Aggregate cost for Federal income tax purposes is substantially the same.


================================================================================
Loaned Securities Collateral (unaudited)                           June 30, 2003
================================================================================

   FACE
  AMOUNT                                        SECURITY                                               VALUE
----------------------------------------------------------------------------------------------------------------
$70,251,267    State Street Navigator Securities Lending Trust Prime Portfolio
                  (Cost-- $70,251,267)                                                              $ 70,251,267
----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements


12   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                    June 30, 2003
================================================================================

ASSETS:
      Investments, at value (Cost-- $366,040,866)                                                  $ 390,655,491
      Cash                                                                                                     6
      Loaned securities collateral, at value (Cost-- $70,251,267) (Note 6)                            70,251,267
      Receivable for securities sold                                                                  60,948,422
      Receivable for Fund shares sold                                                                  1,234,852
      Dividends and interest receivable                                                                  474,886
      Receivable from broker - variation margin                                                           36,300
----------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                   523,601,224
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable for loaned securities collateral (Note 6)                                               70,251,267
      Payable for securities purchased                                                                59,703,475
      Payable for Fund shares purchased                                                                  225,350
      Investment advisory fee payable                                                                    208,806
      Administration fee payable                                                                          32,513
      Distribution plan fees payable                                                                      12,791
      Accrued expenses                                                                                   111,029
----------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                              130,545,231
----------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                    $393,055,993
----------------------------------------------------------------------------------------------------------------

NET ASSETS:
      Par value of capital shares                                                                       $ 32,909
      Capital paid in excess of par value                                                            417,563,191
      Undistributed net investment income                                                              1,322,586
      Accumulated net realized loss on investment transactions and futures contracts                 (50,293,266)
      Net unrealized appreciation of investments and futures contracts                                24,430,573
----------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                    $393,055,993
================================================================================================================

Shares Outstanding:
      Class A                                                                                          2,721,364
----------------------------------------------------------------------------------------------------------------
      Class B                                                                                          1,667,263
----------------------------------------------------------------------------------------------------------------
      Class L                                                                                          1,431,866
----------------------------------------------------------------------------------------------------------------
      Class Y                                                                                         27,088,273

Net Asset Value:
      Class A (and redemption price)                                                                      $11.80
----------------------------------------------------------------------------------------------------------------
      Class B *                                                                                           $11.16
----------------------------------------------------------------------------------------------------------------
      Class L *                                                                                           $11.16
----------------------------------------------------------------------------------------------------------------
      Class Y (and redemption price)                                                                      $12.05
----------------------------------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
      Class A (net asset value plus 5.26% of net asset value per share)                                   $12.42
----------------------------------------------------------------------------------------------------------------
      Class L (net asset value plus 1.01% of net asset value per share)                                   $11.27
================================================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements


13   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)       For the Six Months Ended June 30, 2003
================================================================================

INVESTMENT INCOME:
      Dividends                                                                                       $2,038,944
      Interest                                                                                           312,708
      Less: Foreign withholding tax                                                                       (2,781)
----------------------------------------------------------------------------------------------------------------
      Total Investment Income                                                                          2,348,871
----------------------------------------------------------------------------------------------------------------
EXPENSES:
      Investment advisory fee (Note 2)                                                                 1,095,007
      Distribution plan fees (Note 7)                                                                    190,117
      Administration fee (Note 2)                                                                        168,463
      Shareholder servicing fees (Note 7)                                                                 37,898
      Custody                                                                                             33,165
      Registration fees                                                                                   28,642
      Audit and legal                                                                                     28,263
      Shareholder communications (Note 7)                                                                 23,706
      Directors' fees                                                                                      2,865
      Other                                                                                               16,302
----------------------------------------------------------------------------------------------------------------
      Total Expenses                                                                                   1,624,428
----------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                    724,443
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
      Realized Gain (Loss) From:
        Investment transactions                                                                       (8,700,245)
        Futures contracts                                                                                970,186
----------------------------------------------------------------------------------------------------------------
      Net Realized Loss                                                                               (7,730,059)
----------------------------------------------------------------------------------------------------------------
      Change in Net Unrealized Appreciation (Depreciation) of Investments
      and Futures Contracts:
        Beginning of period                                                                          (35,394,539)
        End of period                                                                                 24,430,573
----------------------------------------------------------------------------------------------------------------
      Increase in Net Unrealized Appreciation                                                         59,825,112
----------------------------------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                                         52,095,053
----------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                               $52,819,496
----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements


14   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                       2003             2002
================================================================================================
OPERATIONS:
      Net investment income                                        $    724,443     $    393,003
      Net realized loss                                              (7,730,059)     (24,205,492)
      Increase (decrease) in net unrealized appreciation             59,825,112      (51,700,569)
------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets From Operations              52,819,496      (75,513,058)
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 8):
      Net investment income                                                  --          (60,588)
      Capital                                                                --         (191,112)
------------------------------------------------------------------------------------------------
      Decrease in Net Assets From Distributions to Shareholders              --         (251,700)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
      Net proceeds from sale of shares                               31,201,825       92,903,989
      Cost of shares reacquired                                      (8,831,766)     (71,325,860)
------------------------------------------------------------------------------------------------
      Increase in Net Assets From Fund Share Transactions            22,370,059       21,578,129
------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                    75,189,555      (54,186,629)
NET ASSETS:
      Beginning of period                                           317,866,438      372,053,067
------------------------------------------------------------------------------------------------
      End of period*                                               $393,055,993     $317,866,438
================================================================================================
* Includes undistributed net investment income of:                 $  1,322,586     $    598,143
================================================================================================

                       See Notes to Financial Statements


15   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Smith Barney Small Cap Core Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence;
(f) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons Travelers

Investment Management Company ("TIMCO"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays TIMCO a fee calculated at the annual rate of 0.65% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's administrator. As compensation for its services, the Fund pays SBFM a fee calculated at the annual rate of 0.10% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2003, the Fund paid transfer agent fees of $29,489 to CTB.


16   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended June 30, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2003, CGM and its affiliates received sales charges of approximately $8,000 and $7,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended June 30, 2003, CDSCs paid to CGM and its affiliates were approximately $11,000 for Class B shares.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                          $248,535,559
--------------------------------------------------------------------------------
Sales                                                               237,558,131
================================================================================

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 48,034,277
Gross unrealized depreciation                                       (23,419,652)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 24,614,625
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires daily maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's


17   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to the broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2003, the Fund had the following open futures contracts:

                        # of                    Basis       Market    Unrealized
Purchased Contracts:  Contracts  Expiration     Value        Value       Loss
--------------------------------------------------------------------------------
Russell 2000 Index       44         9/03     $10,048,852  $9,864,800  $(184,052)
--------------------------------------------------------------------------------

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2003, the Fund loaned securities having a market value of $68,214,439. The Fund received cash collateral amounting to $70,251,267 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities loaned for the six months ended June 30, 2003 was $86,727.

7. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended June 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                                  Class A    Class B     Class L
--------------------------------------------------------------------------------
Distribution Plan Fees                            $34,763    $84,674     $70,680
--------------------------------------------------------------------------------

For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:

                                       Class A    Class B    Class L     Class Y
--------------------------------------------------------------------------------
Shareholder Servicing Fees             $14,536    $13,355     $9,845        $162
--------------------------------------------------------------------------------

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                                       Class A    Class B    Class L     Class Y
--------------------------------------------------------------------------------
Shareholder Communication Expenses      $7,205     $9,153     $7,240        $108
--------------------------------------------------------------------------------


18   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

8. Distributions Paid to Shareholders by Class
                                   Six Months Ended               Year Ended
                                     June 30, 2003             December 31, 2002
================================================================================
Class Y
Net investment income                     --                      $ 60,588
Capital                                   --                       191,112
--------------------------------------------------------------------------------
Total                                     --                      $251,700
================================================================================

9. Capital Shares

At June 30, 2003, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                             Six Months Ended                Year Ended
                               June 30, 2003               December 31, 2002
                         -------------------------   --------------------------
                            Shares       Amount         Shares         Amount
================================================================================
Class A
Shares sold                380,757    $ 3,850,630     1,331,742     $15,840,787
Shares reacquired         (328,555)    (3,363,509)   (1,284,878)    (14,962,253)
--------------------------------------------------------------------------------
Net Increase                52,202     $  487,121        46,864     $   878,534
================================================================================
Class B
Shares sold                 79,345     $  813,267       254,021     $ 2,948,055
Shares reacquired         (227,468)    (2,224,164)     (441,839)     (4,835,075)
--------------------------------------------------------------------------------
Net Decrease              (148,123)   $(1,410,897)     (187,818)    $(1,887,020)
================================================================================
Class L
Shares sold                115,251    $ 1,183,012       348,702     $ 3,991,826
Shares reacquired         (168,001)    (1,641,324)     (341,312)     (3,708,506)
--------------------------------------------------------------------------------
Net Increase (Decrease)    (52,750)   $  (458,312)        7,390     $   283,320
================================================================================
Class Y
Shares sold              2,412,027    $25,354,916     5,946,763     $70,123,321
Shares reacquired         (143,790)    (1,602,769)   (3,878,233)    (47,820,026)
--------------------------------------------------------------------------------
Net Increase             2,268,237    $23,752,147     2,068,530     $22,303,295
================================================================================


19   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                               2003(1)(2)     2002(2)     2001(2)      2000(2)      1999(2)       1998(2)
=======================================================================================================================
Net Asset Value, Beginning of Period           $10.22       $12.80       $12.91       $14.26       $13.35        $13.68
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)                  0.01        (0.02)       (0.01)        0.02         0.02          0.00*
   Net realized and unrealized gain (loss)       1.57        (2.56)       (0.10)        0.15         2.65         (0.17)**
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.58        (2.58)       (0.11)        0.17         2.67         (0.17)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           --           --           --           --        (0.08)           --
   Net realized gains                              --           --           --        (1.52)       (1.68)        (0.16)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                --           --           --        (1.52)       (1.76)        (0.16)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $11.80       $10.22       $12.80       $12.91       $14.26        $13.35
-----------------------------------------------------------------------------------------------------------------------
Total Return                                    15.46%++    (20.16)%      (0.85)%       1.57%       21.09%        (1.31)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $32,104      $27,281      $33,576      $41,457      $41,669       $42,747
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.22%+       1.26%        1.23%        1.16%        1.23%         1.33%
   Net investment income (loss)                  0.17+       (0.17)       (0.08)        0.15         0.13          0.03
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            72%          83%          87%         101%         104%          129%
=======================================================================================================================

(1)   For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01 per share.
** The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


20   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class B Shares                               2003(1)(2)      2002(2)      2001(2)      2000(2)     1999(2)      1998(2)
=======================================================================================================================
Net Asset Value, Beginning of Period             $9.71        $12.26       $12.45       $13.92      $13.09       $13.52
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                           (0.03)        (0.10)       (0.10)       (0.09)      (0.09)       (0.09)
   Net realized and unrealized gain (loss)        1.48         (2.45)       (0.09)        0.14        2.60        (0.18)*
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.45         (2.55)       (0.19)        0.05        2.51        (0.27)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                            --            --           --           --          --           --
   Net realized gains                               --            --           --        (1.52)      (1.68)       (0.16)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --            --           --        (1.52)      (1.68)       (0.16)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.16         $9.71       $12.26       $12.45      $13.92       $13.09
-----------------------------------------------------------------------------------------------------------------------
Total Return                                     14.93%++     (20.80)%      (1.53)%       0.72%      20.21%       (2.07)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $18,607       $17,627      $24,557      $27,801     $28,746      $23,551
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       2.08%+        2.00%        1.97%        1.97%       2.04%        2.10%
   Net investment loss                           (0.70)+       (0.93)       (0.82)       (0.65)      (0.66)       (0.72)
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             72%           83%          87%         101%        104%         129%
=======================================================================================================================

(1)   For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
* The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


21   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class L Shares                                 2003(1)(2)    2002(2)      2001(2)      2000(2)     1999(2)    1998(2)(3)
=======================================================================================================================
Net Asset Value, Beginning of Period              $9.71       $12.26       $12.45       $13.91      $13.09       $13.51
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                             (0.03)       (0.10)       (0.10)       (0.09)      (0.08)       (0.10)
  Net realized and unrealized gain (loss)          1.48        (2.45)       (0.09)        0.15        2.58        (0.16)*
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                1.45        (2.55)       (0.19)        0.06        2.50        (0.26)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              --           --           --           --          --           --
  Net realized gains                                 --           --           --        (1.52)      (1.68)       (0.16)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                  --           --           --        (1.52)      (1.68)       (0.16)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $11.16        $9.71       $12.26       $12.45      $13.91       $13.09
-----------------------------------------------------------------------------------------------------------------------
Total Return                                      14.93%++    (20.80)%      (1.53)%       0.79%      20.12%       (1.99)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $15,986      $14,419      $18,108      $18,256     $14,684       $7,101
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         2.06%+       1.99%        1.98%        1.96%       2.01%        2.13%
  Net investment loss                             (0.67)+      (0.91)       (0.82)       (0.64)      (0.61)       (0.74)
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              72%          83%          87%         101%        104%         129%
=======================================================================================================================

Class Y Shares                                 2003(1)(2)    2002(2)      2001(2)      2000(2)     1999(2)      1998(2)
=======================================================================================================================
Net Asset Value, Beginning of Period             $10.42       $13.00       $13.07       $14.37      $13.34       $13.63
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                            0.03         0.03         0.04         0.07        0.08         0.06
  Net realized and unrealized gain (loss)          1.60        (2.60)       (0.09)        0.15        2.66        (0.16)*
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                1.63        (2.57)       (0.05)        0.22        2.74        (0.10)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              --        (0.00)**     (0.01)          --       (0.03)       (0.03)
  Net realized gains                                 --           --           --        (1.52)      (1.68)       (0.16)
   Capital                                           --        (0.01)       (0.01)          --          --           --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                  --        (0.01)       (0.02)       (1.52)      (1.71)       (0.19)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $12.05       $10.42       $13.00       $13.07      $14.37       $13.34
-----------------------------------------------------------------------------------------------------------------------
Total Return                                      15.64%++    (19.77)%      (0.37)%       1.91%      21.55%       (0.80)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $326,359     $258,539     $295,812     $279,935    $258,594     $207,513
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.82%+       0.80%        0.80%        0.79%       0.82%        0.94%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                            0.58+        0.29         0.36         0.52        0.56         0.44
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              72%          83%          87%         101%        104%         129%
=======================================================================================================================

(1)   For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
* The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.
**    Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


22   Smith Barney Small Cap Core Fund, Inc. |
                                         2003 Semi-Annual Report to Shareholders

SMITH BARNEY
SMALL CAP CORE FUND, INC.

DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Dr. Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Sandip A. Bhagat, CFA
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Travelers Investment
  Management Company

ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN
State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Smith Barney Small Cap Core Fund, Inc.

This report is submitted for the general information of the shareholders of Smith Barney Small Cap Core Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY SMALL CAP CORE FUND, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02361 8/03                                                            03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)      Not applicable.

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Small Cap Core Fund, Inc.

By:   /s/ R. Jay Gerken
          R. Jay Gerken
          Chief Executive Officer of
          Smith Barney Small Cap Core Fund, Inc.

Date: August 28, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
          (R. Jay Gerken)
          Chief Executive Officer of
          Smith Barney Small Cap Core Fund, Inc.

Date: August 28, 2003

By:   /s/ Richard Peteka
          (Richard Peteka)
          Chief Financial Officer of
          Smith Barney Small Cap Core Fund, Inc.

Date: August 28, 2003